SCHEDULE OF EMPLOYEE STOCK OPTIONS OUTSTANDING (Details) - $ / shares		9 Months Ended	12 Months Ended
		Dec. 31, 2021	Mar. 31, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price, Lower Range Limit	[1]
Stock Options Number Outstanding		1,710,000	1,680,000	[2]
Stock Option Number Exercisable		1,600,000	1,580,000	[2]
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price, Lower Range Limit		$ 0.12	$ 0.12
Stock Options Outstanding Exercise Price, Upper Range Limit		$ 0.38	$ 0.38
Stock Options Number Outstanding		1,160,000	1,130,000
Stock Option Outstanding Weighted Average Remaining Contractual Life		2 years 10 months 24 days	4 years
Stock Option Outstanding Weighted Average Exercise Price		$ 0.24	$ 0.24
Stock Option Number Exercisable		1,050,000	1,030,000
Stock Option Exercisable Weighted Average Exercise Price		$ 0.24	$ 0.23
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding Exercise Price, Lower Range Limit		0.47	0.47
Stock Options Outstanding Exercise Price, Upper Range Limit		$ 0.55	$ 0.55
Stock Options Number Outstanding		550,000	550,000
Stock Option Outstanding Weighted Average Remaining Contractual Life		5 years 2 months 12 days	6 years 4 months 24 days
Stock Option Outstanding Weighted Average Exercise Price		$ 0.50	$ 0.50
Stock Option Number Exercisable		550,000	550,000
Stock Option Exercisable Weighted Average Exercise Price		$ 0.50	$ 0.50

[1]	Total number of options outstanding as of December 31, 2021 includes 650,000 options issued to three current and four former directors as compensation, and 1,090,000 options issued to key employees.
[2]	Total number of options outstanding as of March 31, 2021 includes 600,000 options issued to five current and two former directors as compensation and 1,040,000 options issued to key employees that were not issued from the Plan.